Share capital, share premium and shares held in treasury	12 Months Ended
Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Share capital, share premium and shares held in treasury

24 Share capital, share premium and shares held in treasury

Accounting policy

Shares of RELX PLC that are repurchased and not cancelled are classified as shares held in treasury. The consideration paid, including directly attributable costs, is recognised as a deduction from equity. Shares of RELX PLC that are purchased by the Employee Benefit Trust are also classified as shares held in treasury, with the cost recognised as a deduction from equity.

RELX PLC

CALLED UP SHARE CAPITAL – ISSUED AND FULLY PAID	No. of shares	2019 £m	No. of shares	2018 £m
At start of year	2,011,043,101	290	1,123,682,106	162
Issue of ordinary shares	3,059,558	1	1,580,885	—
Issue of bonus share	1	—	—	—
Issue of ordinary shares in exchange for RELX NV shares	—	—	930,780,110	134
Cancellation of shares	(33,300,001)	(5)	(45,000,000)	(6)
At end of year	1,980,802,659	286	2,011,043,101	290

At the 2019 AGM shareholders approved the issue of a bonus share with £4bn nominal value. The share was subsequently cancelled via a capital reduction, creating £4bn of distributable reserves in RELX PLC to replace the RELX NV reserves lost in the corporate simplification.

24 Share capital, share premium and shares held in treasury (continued)

NUMBER OF ORDINARY SHARES	Year ended 31 December
	Shares in issue (millions)	Treasury shares (millions)	2019 Shares in issue net of treasury shares (millions)	2018 Shares in issue net of treasury shares (millions)
RELX PLC
At start of year	2,011.0	(49.1)	1,961.9	1,060.1
Issue of ordinary shares	3.1	—	3.1	1.6
Issue of ordinary shares in exchange for RELX NV shares	—	—	—	927.3
Repurchase of ordinary shares	—	(33.5)	(33.5)	(26.9)
Net release/(purchase) of shares by the Employee Benefit Trust	—	0.4	0.4	(0.2)
Cancellation of shares	(33.3)	33.3	—	—
At end of year	1,980.8	(48.9)	1,931.9	1,961.9

During the year, RELX PLC repurchased 33.5m (2018: 26.9m; 2017: 23.1m) RELX PLC ordinary shares for an average price of 1,789p; these shares are held in treasury. The total consideration for the RELX PLC repurchases was £600m (2018: £700m, including 17.5m shares purchased by RELX NV prior to the corporate simplification).

In 2018, as a result of the corporate simplification, RELX NV shares were cancelled and replaced with RELX PLC shares. This amounted to 930,780,110 RELX NV shares being cancelled and the same number of RELX PLC shares issued in exchange.

The Employee Benefit Trust purchases RELX PLC shares which, at the trustees’ discretion, can be used in respect of the exercise of share options and to meet commitments under conditional share awards. During the year, the Employee Benefit Trust purchased 2.2m shares for a total cost of £37m (2018: £43m; 2017: £39m). At 31 December 2019, shares held by the Employee Benefit Trust were £94m (2018: £90m; 2017: £82m) at cost.

The issue of ordinary shares in the year relates to the exercise of share options.

All of the RELX PLC ordinary shares rank equally with respect to voting rights and rights to receive dividends, except for shares held in treasury, which do not attract voting or dividend rights. There are no restrictions on the rights to transfer shares.

At 31 December 2019, RELX PLC shares held in treasury related to 6,753,010 (2018: 7,130,366; 2017: 3,493,817) RELX PLC ordinary shares held by the Employee Benefit Trust; and 42,267,027 (2018: 42,023,020; 2017: 60,077,786) RELX PLC ordinary shares held by the parent company. During December 2019, 33.3m (2018: 45m) RELX PLC ordinary shares held in treasury were cancelled.

On 6 December 2019, RELX PLC announced a non-discretionary programme to repurchase further ordinary shares up to the value of £100m. At 31 December 2019, an accrual of £100m was recognised in respect of this non-discretionary commitment. A further 5.0m RELX PLC ordinary shares have been repurchased in January and February 2019 under this programme.